Obligations Under Finance Leases	12 Months Ended
Dec. 31, 2018
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Obligations Under Finance Leases
38	OBLIGATIONS UNDER FINANCE LEASES

As at December 31, 2018, the Group had 260 aircraft (2017: 235 aircraft) under finance leases. Under the terms of the leases, the Group has the option to purchase, at or near the end of the lease terms, certain aircraft at either fair market value or a percentage of the respective lessors’ defined cost of the aircraft. The obligations under finance leases are principally denominated in USD.

The future minimum lease payments (including interest), and the present values of the minimum lease payments under finance leases were as follows:

		Present values		Present values
	Minimum lease	of minimum	Minimum lease	of minimum
	payments	lease payments	payments	lease payments
	2018	2018	2017	2017
	RMB million	RMB million	RMB million	RMB million
Within one year	11,974		11,651
In the second year	12,014		10,408
In the third to fifth years, inclusive	30,018		27,895
After the fifth year	36,974		30,196

Total	90,980	77,427	80,150	66,868
Less: amounts repayable within one year	(11,974)	(9,364)	(11,696)	(9,241)

Non-current portion	79,006	68,063	68,454	57,627